Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 4.2%
Northrop Grumman Corp.	93,307	$ 44,684,722
Textron, Inc.	593,113	38,931,938

		83,616,660

Airlines - 1.2%
Southwest Airlines Co. (A)	602,943	22,984,187

Automobiles - 1.5%
General Motors Co. (A)	829,907	30,092,428

Banks - 8.6%
Bank of America Corp.	1,935,075	65,424,886
JPMorgan Chase & Co.	500,976	57,792,591
Wells Fargo & Co.	1,090,823	47,854,405

		171,071,882

Beverages - 2.7%
PepsiCo, Inc.	311,039	54,419,383

Biotechnology - 2.0%
AbbVie, Inc.	272,646	39,127,427

Capital Markets - 6.4%
BlackRock, Inc.	71,300	47,712,534
Charles Schwab Corp.	758,394	52,367,106
State Street Corp.	365,704	25,979,612

		126,059,252

Chemicals - 2.3%
Air Products & Chemicals, Inc.	181,698	45,102,895

Communications Equipment - 1.5%
Motorola Solutions, Inc.	122,946	29,333,686

Construction & Engineering - 2.4%
Quanta Services, Inc.	349,715	48,515,962

Construction Materials - 2.2%
Martin Marietta Materials, Inc.	122,679	43,192,822

Electric Utilities - 4.6%
Duke Energy Corp.	425,855	46,814,240
Xcel Energy, Inc.	616,593	45,122,276

		91,936,516

Energy Equipment & Services - 1.5%
Schlumberger NV	788,435	29,195,748

Entertainment - 2.2%
Walt Disney Co. (A)	402,434	42,698,247

Equity Real Estate Investment Trusts - 4.5%
American Tower Corp.	161,587	43,762,607
Prologis, Inc.	335,420	44,463,275

		88,225,882

Food Products - 3.5%
Mondelez International, Inc., Class A	413,037	26,450,890
Tyson Foods, Inc., Class A	488,519	42,994,557

		69,445,447

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	574,504	$ 33,700,405

Health Care Providers & Services - 4.6%
AmerisourceBergen Corp.	294,216	42,934,941
UnitedHealth Group, Inc.	90,496	49,079,601

		92,014,542

Insurance - 2.1%
Hartford Financial Services Group, Inc.	660,594	42,588,495

Interactive Media & Services - 5.0%
Alphabet, Inc., Class A (A)	587,130	68,294,962
Meta Platforms, Inc., Class A (A)	192,743	30,665,411

		98,960,373

IT Services - 1.8%
Global Payments, Inc.	292,826	35,818,476

Life Sciences Tools & Services - 3.5%
Thermo Fisher Scientific, Inc.	115,594	69,172,606

Machinery - 4.1%
Caterpillar, Inc.	192,464	38,155,988
Parker-Hannifin Corp.	148,239	42,854,413

		81,010,401

Media - 2.4%
Comcast Corp., Class A	672,722	25,240,529
Fox Corp., Class A	701,777	23,235,837

		48,476,366

Multiline Retail - 1.6%
Target Corp.	188,308	30,765,761

Oil, Gas & Consumable Fuels - 7.2%
ConocoPhillips	623,890	60,785,603
Exxon Mobil Corp.	846,759	82,076,350

		142,861,953

Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	679,075	50,102,154
Eli Lilly & Co.	151,405	49,916,714

		100,018,868

Road & Rail - 1.9%
CSX Corp.	1,153,903	37,305,684

Semiconductors & Semiconductor Equipment - 1.5%
Micron Technology, Inc.	494,249	30,574,243

Software - 2.4%
Microsoft Corp.	167,799	47,107,891

Specialty Retail - 2.1%
Lowe’s Cos., Inc.	215,448	41,264,755

Total Common Stocks (Cost $1,684,785,981)		1,946,659,243

Transamerica Funds	Page 1

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.8%

Fixed Income Clearing Corp., 0.65% (B), dated 07/29/2022, to be repurchased at $36,263,766 on 08/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 07/15/2025, and with a value of $36,987,071.

$ 36,261,802	$ 36,261,802

Total Repurchase Agreement (Cost $36,261,802)	36,261,802

Total Investments (Cost $1,721,047,783)	1,982,921,045
Net Other Assets (Liabilities) - 0.0%	950,827

Net Assets - 100.0%	$ 1,983,871,872

Transamerica Funds	Page 2

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,946,659,243	$—	$—	$1,946,659,243
Repurchase Agreement	—	36,261,802	—	36,261,802

Total Investments	$1,946,659,243	$36,261,802	$—	$1,982,921,045

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at July 31, 2022.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 3

Transamerica Large Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Large Cap Value (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4